VegTech Plant-based Innovation & Climate ETF
Schedule of Investments - July 31, 2022 (Unaudited)

Shares			Value
	COMMON STOCKS	98.3%
	Agricultural Chemicals	2.2%
32,351	Desert Control AS (b) (c)		$96,399
	Agricultural Operations	12.5%
3,536	AppHarvest, Inc. (b)		13,578
15,946	Limoneira Co.		202,036
4,794	Local Bounti Corp. (b)		18,553
64,022	Village Farms International, Inc. (b) (c)		192,066
800,700	Thai Wah PCL - NVDR		121,813
			548,046
	Auto-Cars/Light Trucks	5.7%
10,302	Fisker, Inc. (b)		98,693
170	Tesla, Inc. (b)		151,547
			250,240
	Beverage Manufacturing	3.4%
2,516	Molson Coors Beverage Co.		150,331
	Beverages-Non-alcoholic	9.6%
340	Celsius Holdings, Inc. (b)		30,246
2,176	GURU Organic Energy Corp. (b) (c)		13,356
18,275	Oatly Group AB - ADR (b)		67,983
10,132	Vita Coco Co., Inc. (b)		122,091
102,000	Vitasoy International Holdings Ltd. (c)		153,587
10,676	Zevia PBC (b)		36,298
			423,561
	Beverages-Wine/Spirits	4.7%
1,989	MGP Ingredients, Inc.		209,203
	Brewery	3.2%
2,601	Anheuser-Busch InBev SA/NV - ADR		139,258
	Chemicals	6.0%
6,239	Yara International ASA (c)		265,308
	Chemicals-Specialty	13.7%
3,842	Amyris, Inc. (b)		6,839
51	Givaudan SA (c)		177,617
4,845	Sensient Technologies Corp.		416,573
			601,029
	Cosmetics & Toiletries	6.3%
8,296	elf Beauty, Inc. (b)		278,165
	Farm Product Raw Material Merchant Wholesalers	2.1%
10,693	SunOpta, Inc. (b) (c)		94,312
	Food-Meat Products	1.5%
14,314	Meatech 3D Ltd. - ADR (b)		47,236
93,500	Very Good Food Co., Inc. (b) (c)		20,809
			68,045
	Food-Misc./Diversified	11.1%
1,071	Beyond Meat, Inc. (b)		34,261
68,378	Burcon NutraScience Corp. (b) (c)		46,456
4,318	Ingredion, Inc.		392,852
25,500	Planting Hope Co. (b) (c)		8,762
255	Veganz Group AG (b) (c)		5,499
			487,830
	Food-Wholesale Distribution	4.2%
13,175	Mission Produce, Inc. (b)		186,822
	Investment Companies	3.4%
589,968	Agronomics Ltd. (b) (c)		126,737
136,000	Eat Well Investment Group, Inc. (b) (c)		24,427
			151,164
	Machinery-Farm	0.6%
8,092	Hydrofarm Holdings Group, Inc. (b)		26,137
	Medical Labs & Testing Services	0.3%
4,335	Ginkgo Bioworks Holdings, Inc. (b)		12,398
	Other Financial Investment Activities	0.8%
3,706	LightJump Acquisition Corp. (b)		37,319
	Retail-Gardening Products	0.6%
5,899	GrowGeneration Corp. (b)		28,610
	Retail-Perfume & Cosmetics	2.5%
6,375	Olaplex Holdings, Inc. (b)		109,650
	Specified Purpose Acquisition	1.0%
4,539	Natural Order Acquisition Corp. (b)		45,027
	Textile-Products	1.8%
10,217	Spinnova Oyj (b) (c)		78,056
	Vitamins & Nutritional Products	1.1%
65,008	Else Nutrition Holdings, Inc. (b) (c)		33,505
51,000	Odd Burger Corp. (b) (c)		16,727
			50,232
	Total Common Stocks (cost $4,533,192)		4,337,142

	MONEY MARKET FUND	1.6%
72,442	First American Government Obligations Fund, Class X, 1.70% (a)		72,442
	Total Money Market Fund (cost $72,442)		72,442

	Total Investments in Securities (cost $4,605,634)	99.9%	4,409,584
	Other Assets less Liabilities	0.1%	5,633
	TOTAL NET ASSETS	100.0%	$4,415,217

(a)	Rate shown is the 7-day annualized yield as of July 31, 2022.
(b)	Non-income producing security.
(c)	U.S. traded security of a foreign issuer.
ADR - American Depository Receipt
NVDR - Non-voting Depository Receipt

Country Allocation
Country	% of Net Assets
United States	60.82%
Canada	10.20%
Norway	8.19%
Switzerland	4.02%
Hong Kong	3.48%
Belgium	3.15%
Isle of Man	2.87%
Thailand	2.76%
Finland	1.77%
Sweden	1.54%
Israel	1.07%
Germany	0.13%
100.00%

VegTech Plant-based Innovation & Climate ETF
Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$962,737	$-	$-	$962,737
Consumer Cyclical	390,411	-	-	390,411
Consumer Non-cyclical	2,724,347	-	-	2,724,347
Diversified Finance	82,346	-	-	82,346
Financial	151,164	-	-	151,164
Industrial	26,137	-	-	26,137
Total Common Stocks	4,337,142	-	-	4,337,142
Money Market Fund	72,442	-	-	72,442
Total Investments in Securities	$4,409,584	$-	$-	$4,409,584

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.